Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio
September 30, 2021
VIPF2025-NPRT3-1121
1.822350.116
Domestic Equity Funds - 29.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	354,457	18,874,839
VIP Equity-Income Portfolio Initial Class (a)	735,628	19,722,198
VIP Growth & Income Portfolio Initial Class (a)	885,370	22,470,689
VIP Growth Portfolio Initial Class (a)	187,291	19,382,753
VIP Mid Cap Portfolio Initial Class (a)	122,175	5,461,215
VIP Value Portfolio Initial Class (a)	758,940	14,450,218
VIP Value Strategies Portfolio Initial Class (a)	427,186	7,048,566
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,819,514)		107,410,478

International Equity Funds - 28.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,994,293	41,680,557
VIP Overseas Portfolio Initial Class (a)	2,223,905	64,270,856
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $75,964,341)		105,951,413

Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,334,306	26,681,123
Fidelity International Bond Index Fund (a)	266,081	2,668,792
Fidelity Long-Term Treasury Bond Index Fund (a)	770,932	11,170,801
VIP High Income Portfolio Initial Class (a)	1,355,629	7,415,293
VIP Investment Grade Bond Portfolio Initial Class (a)	6,887,899	94,915,253
TOTAL BOND FUNDS (Cost $135,659,598)		142,851,262

Short-Term Funds - 3.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $13,309,709)	13,309,709	13,309,709

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $289,753,162)	369,522,862
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,500)
NET ASSETS - 100.0%	369,484,362

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	20,013,026	8,311,949	2,468,707	714	8,409	816,446	26,681,123
Fidelity International Bond Index Fund	-	2,690,059	6,449	-	(22)	(14,796)	2,668,792
Fidelity Long-Term Treasury Bond Index Fund	7,273,757	6,800,012	2,312,415	180,091	(163,637)	(426,916)	11,170,801
VIP Contrafund Portfolio Initial Class	16,550,098	4,560,549	4,166,367	800,141	171,987	1,758,572	18,874,839
VIP Emerging Markets Portfolio Initial Class	39,644,903	14,050,788	9,739,360	1,590,253	127,523	(2,403,297)	41,680,557
VIP Equity-Income Portfolio Initial Class	17,466,263	4,746,826	4,631,721	584,623	75,384	2,065,446	19,722,198
VIP Government Money Market Portfolio Initial Class 0.01%	16,220,300	5,311,745	8,222,336	1,256	-	-	13,309,709
VIP Growth & Income Portfolio Initial Class	19,894,340	5,627,084	5,701,725	609,982	86,308	2,564,682	22,470,689
VIP Growth Portfolio Initial Class	16,864,291	6,231,129	4,039,648	2,022,935	114,077	212,904	19,382,753
VIP High Income Portfolio Initial Class	6,310,969	1,688,438	801,904	52,628	9,477	208,313	7,415,293
VIP Investment Grade Bond Portfolio Initial Class	81,694,180	27,688,579	12,841,512	1,211,839	(113,156)	(1,512,838)	94,915,253
VIP Mid Cap Portfolio Initial Class	4,823,974	1,154,475	1,252,666	18,535	46,456	688,976	5,461,215
VIP Overseas Portfolio Initial Class	49,891,258	19,375,421	9,900,928	1,526,307	156,473	4,748,632	64,270,856
VIP Value Portfolio Initial Class	12,775,403	3,186,950	3,906,658	31,368	341,950	2,052,573	14,450,218
VIP Value Strategies Portfolio Initial Class	6,250,350	1,519,147	2,018,638	10,369	169,340	1,128,367	7,048,566
	315,673,112	112,943,151	72,011,034	8,641,041	1,030,569	11,887,064	369,522,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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